Schedule of Non-cash Investing and Financing Activities (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Information
Acquisition of ROU assets and lease liabilities				$ 275,953
Purchases of property, plant and equipment in trade payables			877,967	64,011
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	$ 136,105		5,938,467
Promissory note – related party assumed upon closing of the merger with EDOC			$ 1,216,928
Intangible asset		50,000
Property Plant & Equipment (PPE)
Prepayment for purchase of PPE in FY 2024 capitalised in Half year ended 31 December 2024	429,841
Payments made by related party for company’s accrued expenses	$ 550,702